Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements:
12. Financial Instruments and Fair Value Measurements:
ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company has entered in the past into forward freight agreements ("FFA") and foreign currency forward contracts in order to manage risks associated with fluctuations in charter rates and foreign currencies, respectively. All of the Company's derivative transactions are entered into for risk management purposes.
Interest rate swaps, cap and floor agreements: As of December 31, 2014, 2015 and 2016, the Company had 24, 9 and 0 interest rate swaps outstanding of $2.4 billion, $288.4 million and $0 notional amount, respectively. During the year ended December 31, 2016, all of the Company's interest rate swaps either matured or were terminated.
Accumulated other comprehensive loss included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for vessels and drilling units under construction and acquisitions" amounting to $16,463, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2014, 2015 and 2016, the amounts of $550, $466 and $110, respectively were reclassified into the consolidated statement of operations.
The fair value of the interest rate swap agreements equates to the amount that would be paid by the Company if the agreements were transferred to a third party at the reporting date, taking into account current interest rates and creditworthiness of both the financial instrument counterparty and the Company.
The change in the fair value of such interest rate swap agreements which do not qualify for hedge accounting for the years ended December 31, 2014, 2015 and 2016, amounted to gains of $29,304, $10,848 and $2,193, respectively and are included in "Gain/ (Loss) on interest rate swaps" in the accompanying consolidated statement of operations.
As of December 31, 2015 and 2016, security deposits of $727 for derivatives for the vessels Belmar, Calida, Lipari and Petalidi and $0, respectively were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market loss in the respective swap agreements as of the related dates.
Tabular disclosure of financial instruments is as follows:
Fair Values of Derivative Instruments in the Consolidated Balance Sheets:
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015 Fair value	December 31, 2016 Fair value	Balance Sheet Location	December 31, 2015 Fair value	December 31, 2016 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$-	Financial instruments- current liabilities	$2,604	$-
Interest rate swaps	Financial instruments- non-current assets	411	-	Financial instruments- non-current liabilities	-	-

Total derivatives not designated as hedging instruments		$411	$-		$2,604	$-

Total derivatives		$411	$-	Total derivatives	$2,604	$-

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Interest rate swaps	Gain/(Loss) on interest rate swaps	$(15,528)	$(11,601)	$403

Total		$(15,528)	$(11,601)	$403

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current assets and liabilities and due to/due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. Assets and liabilities held for sale are stated at fair value less cost to sell. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$411	$-	$411	$-
Interest rate swaps - liability position	$(2,604)	$-	$(2,604)	$-

Total	$(2,193)	$-	$(2,193)	$-

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	$-	$-	$-	$-
Interest rate swaps - liability position	$-	$-	$-	$-

Total	$-	$-	$-	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Investment in affiliate (Note 10)	$514,047	$-	$-
Vessels held for sale	-	208,099	-
Total	$514,047	$208,099	$-

On June 8, 2015, the Company recognized a loss due to the deconsolidation of Ocean Rig of $1,347,106, which was calculated as the fair value of the Company's equity method investment in Ocean Rig less the Company's 47.2% interest in Ocean Rig's net assets on June 8, 2015 (Note 10).
In accordance with the provisions of relevant guidance, ten tanker vessels held for sale with a carrying amount of $587,271, were written down to their fair value as determined based on the agreed sale prices, resulting in a charge of $56,631, which was included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 7).
The impairment review performed prior to the entering into the agreements for the sale of the Company's vessels and vessel owning companies, indicated also that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a charge of $83,937, which was included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other"  in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 7).
Following the sale agreements for the sale of 14 vessel owning companies and three vessels, (Note 7) the associated 17 vessels held for sale with a carrying amount of $748,320, were written down to their fair values as determined based on the agreed sale prices resulting in a charge of $375,090, included in "Impairment loss gain/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations for the year ended December 31, 2015.
Furthermore due to their classification as held for sale (Note 7), 22 vessels, were written down to their fair value as determined based on the valuations of the independent valuators, resulting in a charge of $422,404, which was included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations for the year ended December 31, 2015.
Following the sale agreements for two Supramax vessels (Note 7), the vessels, which had an aggregate carrying value of $17,820, were written down to their fair values as determined based on the agreed sale prices resulting in a charge of $6,035, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations for the year ended December 31, 2015.
Finally during the three month period ended December 31, 2015, an additional charge of $113,019 was recognized and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations, due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell. (Notes 7)
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	$-	$95,550	$-
Total	$-	$95,550	$-

During 2016, the sale of the owning companies of the Capesize vessels' Fakarava, Rangiroa and Negonego resulted into a charge of $23,018 and the sale of the vessel Coronado resulted into a gain of $1,084, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other" for the year ended December 31, 2016 (Note 7).
An additional charge of $18,266 was also recognized as "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell, as of March 31, 2016.
Due to the sale of the vessels, Ocean Crystal, Sonoma and Sorrento, (Note 7), the Company revalued the above vessels with reference to the purchase prices as concluded in the respective Memoranda of Agreement and recognized a gain amounting to $3,020 and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", for the year ended December 31, 2016. Also, a loss of $641, was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", related to the delivery of those vessels to their new owners.
On December 30, 2016, the Company's Board of Directors resolved that the 13 drybulk vessels of the Company's fleet, that were previously classified as held for sale, will not be sold, effective December 31, 2016. Therefore, the vessels were reclassified as held and used and a gain of $1,851 was recognized and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other" based on the respective US GAAP guidance, due to their measurement at their fair values as at December 31, 2016, as determined based on valuations of the independent valuators.  Also, the impairment review for the year ended December 31, 2016,  indicated that the carrying amount of the offshore support vessels' was not recoverable and, therefore, a charge of $65,712 was recognized and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations. (Note 7)